LONG-TERM INVESTMENTS - Held-to-maturity investments (Details) ¥ in Thousands	12 Months Ended
Dec. 31, 2019 CNY (¥)
LONG-TERM INVESTMENTS
Cash consideration	¥ 15,200
Impairment loss	¥ 0